INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES [Abstract]
Opening balance	$ 390	$ 191	$ 93
Additions for prior years' tax position		103
Additions related to the current year	46	96	113
Reduction of prior years' tax position due to lapse of statute of limitation			(15)
Settlements with tax authorities	(182)
Closing balance	254	390	191
Included in accrued expenses and other current liabilities		182	40
Included in other long term liabilities	$ 254	$ 208	$ 151